Deferred revenue (Schedule of Unearned Storage Fees) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Deferred revenue [Abstract]
Balance at beginning of year	$ 58,130	361,034	199,470	116,870
Deferred revenue arising from new customers	60,627	376,536	260,531	153,505
Credited to income	(20,844)	(129,455)	(98,967)	(70,905)
Balance at end of year	$ 97,913	608,115	361,034	199,470